Loomis Sayles Growth Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 1000 Growth Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	15.21%	15.06%	14.19%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	14.90%	14.77%	13.91%
Class E
Prospectus [Line Items]
Average Annual Return, Percent	15.05%	14.89%	14.02%